Related Party Transactions - Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balances with related parties
Amounts due to related parties	$ 952	$ 7,525
GasLog LNG Services
Balances with related parties
Amounts due to related parties	131	7,361
GasLog Ltd.
Balances with related parties
Amounts due to related parties	821	164
GasLog Ltd. | Purchase of depot spares
Balances with related parties
Depot spares purchased from related party	$ 1,370	$ 2,719